UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      PZENA INVESTMENT MANAGEMENT, LLC

Address:   120 West 45th Street, 20th Floor
           New York, NY 10036


Form 13F File Number: 28-03791


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joan Berger
Title:  General Counsel & Chief Compliance Officer
Phone:  (212) 355-1600

Signature,  Place,  and  Date  of  Signing:

/s/ Joan Berger                    Joan Berger, General Counsel &     5/10/2013
                                   Chief Compliance Officer Pzena
                                   Investment Management, LLC 120
                                   West 45th Street, 20th Floor New
                                   York, New York 10036
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:             120

Form 13F Information Table Value Total:  $   14,280,012
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-12230             ALPS Advisers, Inc.
----  --------------------  ----------------------------------------------------
2     028-14511             American Beacon Advisors, Inc.
----  --------------------  ----------------------------------------------------
3     028-01190             Frank Russell Company
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED    NONE
----------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----------
ABBOTT LABORATORIES           Com            002824100  156,635  4,434,735 SH       DEFINED    1         2,537,460         1,897,275
ACTUANT CORP- A               Com            00508X203   35,949  1,174,023 SH       SOLE                 1,059,223           114,800
ADVANCED SEMICONDUCTOR E-ADR  Com            00756M404      358     87,200 SH       SOLE                     3,403            83,797
AECOM TECHNOLOGY CORP         Com            00766T100    8,119    247,525 SH       DEFINED    2           247,525
AEROPOSTALE INC.              Com            007865108   30,480  2,241,158 SH       SOLE                 2,018,743           222,415
AETNA INC                     Com            00817Y108   99,884  1,953,905 SH       DEFINED    1           775,424         1,178,481
ALLSTATE CORP                 Com            020002101  233,236  4,753,119 SH       DEFINED    1         3,002,944         1,750,175
AMERICAN EQUITY INVT LIFE     Com            025676206   30,227  2,030,037 SH       SOLE                 1,823,508           206,529
AMERICAN INTERNATIONAL GROUP  Com            026874784  417,172 10,746,318 SH       DEFINED    1         6,509,268         4,237,050
ANIXTER INTERNATIONAL INC     Com            035290105   43,979    628,996 SH       DEFINED    2           584,901            44,095
APACHE CORP                   Com            037411105   48,602    629,887 SH       SOLE                    27,612           602,275
APOLLO GROUP INC - CL A       Com            037604105   94,339  5,424,905 SH       DEFINED    1         2,375,749         3,049,156
ARC DOCUMENT SOLUTIONS INC    Com            00191G103    8,300  2,785,150 SH       SOLE                 2,493,750           291,400
ARGO GROUP INTERNATIONAL      Com            G0464B107   36,425    880,267 SH       SOLE                   795,967            84,300
ASPEN INSURANCE HOLDINGS LTD  Com            G05384105   33,274    862,459 SH       SOLE                   775,359            87,100
ASSURANT INC                  Com            04621X108   59,781  1,328,179 SH       DEFINED    2           741,829           586,350
AVNET INC                     Com            053807103   74,035  2,045,158 SH       DEFINED    2         1,138,971           906,187
AXIS CAPITAL HOLDINGS LTD     Com            G0692U109  254,832  6,122,818 SH       DEFINED    1,2       4,077,664         2,045,154
BAKER HUGHES INC              Com            057224107  416,681  8,978,261 SH       DEFINED    1         5,386,428         3,591,833
BANCORPSOUTH INC              Com            059692103   15,328    940,398 SH       SOLE                   851,898            88,500
BANK OF AMERICA CORP          Com            060505104  306,395 25,155,584 SH       DEFINED    1        14,929,109        10,226,475
BBCN BANCORP INC              Com            073295107   32,148  2,461,538 SH       SOLE                 2,212,538           249,000
BECTON DICKINSON & CO         Com            075887109  332,237  3,474,918 SH       DEFINED    1,2       1,866,383         1,608,535
BP PLC - SPONS ADR            Com            055622104  425,460 10,046,272 SH       DEFINED    1         5,442,599         4,603,673
BRADY CORP CL A               Com            104674106   49,013  1,461,767 SH       DEFINED    2         1,347,642           114,125
CIRCOR INTERNATIONAL INC      Com            17273K109   23,578    554,770 SH       SOLE                   497,815            56,955
CISCO SYSTEMS INC             Com            17275R102   61,589  2,945,450 SH       SOLE                   110,350         2,835,100
CITIGROUP INC                 Com            172967424  397,607  8,987,494 SH       DEFINED    1         5,239,712         3,747,782
COMERICA INC                  Com            200340107   69,045  1,920,576 SH       DEFINED    2           247,876         1,672,700
CON-WAY INC                   Com            205944101   45,659  1,296,763 SH       DEFINED    2         1,196,638           100,125
CURTISS-WRIGHT CORP           Com            231561101   35,332  1,018,204 SH       DEFINED    2           943,727            74,477
DANA HOLDING CORP             Com            235825205   45,458  2,549,499 SH       DEFINED    2         2,362,125           187,374
DELL INC                      Com            24702R101  184,807 12,896,525 SH       DEFINED    1         6,821,637         6,074,888
DELPHI AUTOMOTIVE PLC         Com            G27823106  360,122  8,110,862 SH       DEFINED    1,2       5,121,187         2,989,675
DEVRY INC.                    Com            251893103    7,192    226,518 SH       DEFINED    2           221,974             4,544
DIAMONDROCK HOSPITALITY CO.   Com            252784301   22,041  2,367,467 SH       SOLE                 2,137,050           230,417
DIODES INC.                   Com            254543101   36,841  1,756,016 SH       SOLE                 1,582,541           173,475
ENGILITY HOLDINGS INC         Com            29285W104   16,987    708,391 SH       SOLE                   637,258            71,133
ENI SPA -SPONSORED ADR        Com            26874R108      763     17,000 SH       SOLE                    17,000
ENTERGY CORP                  Com            29364G103  264,866  4,188,269 SH       DEFINED    1,2       2,454,619         1,733,650
EXXON MOBIL CORP              Com            30231G102  248,049  2,752,731 SH       DEFINED    1         1,407,339         1,345,392
FIFTH THIRD BANCORP           Com            316773100   38,008  2,330,325 SH       SOLE                    46,525         2,283,800
FOREST LABORATORIES INC       Com            345838106   34,535    907,850 SH       SOLE                    17,850           890,000
FORTUNE BRANDS HOME &         Com            34964C106   20,048    535,610 SH       DEFINED    2           310,510           225,100
SECURITY INC
FRANKLIN RESOURCES INC.       Com            354613101  212,531  1,409,266 SH       DEFINED    1           761,780           647,486
GENERAL DYNAMICS CORP         Com            369550108   39,479    559,900 SH       SOLE                    10,300           549,600
GENERAL MOTORS CO             Com            37045V100   62,331  2,240,525 SH       SOLE                    41,275         2,199,250
GOLDMAN SACHS GROUP INC       Com            38141G104  249,075  1,692,658 SH       DEFINED    1           868,783           823,875
GOOGLE INC.                   Com            38259P508  306,548    386,066 SH       DEFINED    1           225,548           160,518
GRIFFON CORPORATION           Com            398433102   30,076  2,523,125 SH       SOLE                 2,251,866           271,259
HARSCO CORP                   Com            415864107   22,355    902,485 SH       SOLE                   810,660            91,825
HARTE-HANKS INC.              Com            416196103   31,438  4,035,642 SH       SOLE                 3,614,067           421,575
HERMAN MILLER INC             Com            600544100   26,142    944,793 SH       SOLE                   859,788            85,005
HEWLETT-PACKARD CO            Com            428236103  818,329 34,325,885 SH       DEFINED    1        19,542,785        14,783,100
HOSPIRA INC                   Com            441060100   34,280  1,044,175 SH       SOLE                    23,325         1,020,850
HOSPITALITY PROPERTIES TRUST  Com            44106M102   49,754  1,813,186 SH       DEFINED    2           941,509           871,677
HUNTINGTON INGALLS INDUSTRIES Com            446413106   26,849    503,457 SH       SOLE                   453,632            49,825
INGRAM MICRO INC CL-A         Com            457153104   53,124  2,699,413 SH       DEFINED    2         2,503,368           196,045
INSIGHT ENTERPRISES INC       Com            45765U103   32,653  1,583,561 SH       SOLE                 1,432,061           151,500

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED    NONE
----------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----------
INTERPUBLIC GROUP OF COS INC  Com            460690100  141,978 10,896,259 SH       DEFINED    2         7,669,709         3,226,550
INVESCO LTD                   Com            G491BT108  265,065  9,152,813 SH       DEFINED    1,2       5,117,263         4,035,550
JAKKS PACIFIC INC             Com            47012E106   16,246  1,548,749 SH       SOLE                 1,390,899           157,850
JOHNSON & JOHNSON             Com            478160104      821     10,075 SH       SOLE                    10,075
JONES GROUP INC               Com            48020T101   38,454  3,023,146 SH       SOLE                 2,726,262           296,884
JP MORGAN CHASE & CO          Com            46625H100  281,795  5,937,534 SH       DEFINED    1         2,879,409         3,058,125
KEY CORP                      Com            493267108   67,708  6,798,025 SH       DEFINED    2           967,125         5,830,900
KOHLS CORP                    Com            500255104   30,094    652,375 SH       SOLE                    13,875           638,500
L-3 COMMUNICATIONS            Com            502424104  265,645  3,282,807 SH       DEFINED    1,2       1,865,332         1,417,475
LABORATORY CORPORATION OF     Com            50540R409  208,065  2,306,707 SH       DEFINED    1,2       1,466,607           840,100
AMERICA HOLDINGS
MANPOWER INC                  Com            56418H100    7,067    124,600 SH       DEFINED    2           124,600
MASCO CORP                    Com            574599106  236,298 11,669,016 SH       DEFINED    1,2       5,918,168         5,750,848
MATTHEWS INTL CORP - CL A     Com            577128101   25,480    730,298 SH       SOLE                   659,673            70,625
METLIFE INC                   Com            59156R108  311,021  8,180,453 SH       DEFINED    1         4,372,903         3,807,550
MICROSOFT CORP                Com            594918104  381,368 13,329,880 SH       DEFINED    1         7,825,820         5,504,060
MOLSON COORS BREWING CO. -B   Com            60871R209  125,262  2,560,031 SH       DEFINED    1         1,494,166         1,065,865
MONSTER WORLDWIDE INC         Com            611742107   18,240  3,597,561 SH       SOLE                 3,238,011           359,550
MORGAN STANLEY                Com            617446448  253,156 11,517,553 SH       DEFINED    1         6,498,237         5,019,316
MUELLER WATER PRODUCTS INC    Com            624758108   20,313  3,425,451 SH       SOLE                 3,071,576           353,875
NATIONAL PENN BANCSHARES INC  Com            637138108   28,805  2,694,613 SH       SOLE                 2,416,063           278,550
NORTHROP GRUMMAN CORP         Com            666807102  288,801  4,116,900 SH       DEFINED    1         2,483,650         1,633,250
OMNICOM GROUP                 Com            681919106  445,530  7,564,181 SH       DEFINED    1,2       4,690,369         2,873,812
ORACLE CORP                   Com            68389X105  402,303 12,439,798 SH       DEFINED    1         7,066,573         5,373,225
OWENS CORNING                 Com            690742101   38,660    980,480 SH       DEFINED    2           516,836           463,644
PARTNERRE LTD                 Com            G6852T105  127,307  1,367,270 SH       SOLE                   978,445           388,825
PHH CORP                      Com            693320202   27,563  1,255,163 SH       SOLE                 1,133,763           121,400
PNC FINANCIAL SERVICES        Com            693475105  230,476  3,465,810 SH       DEFINED    1         1,981,245         1,484,565
POPULAR INC.                  Com            733174700    2,314     83,828 SH       SOLE                    83,828
PPG INDUSTRIES INC            Com            693506107  115,136    859,610 SH       DEFINED    1           400,185           459,425
PRIMERICA INC                 Com            74164M108   31,040    946,925 SH       DEFINED    2           873,456            73,469
PROCTER & GAMBLE COMPANY      Com            742718109      793     10,290 SH       SOLE                    10,290
PROTECTIVE LIFE CORP          Com            743674103   30,401    849,183 SH       DEFINED    2           790,577            58,606
QUEST DIAGNOSTICS             Com            74834L100   37,052    656,375 SH       SOLE                    13,500           642,875
REGIONS FINL CORP             Com            7591EP100   45,324  5,534,118 SH       DEFINED    2           794,718         4,739,400
RENAISSANCE RE HLDGS LTD      Com            G7496G103   11,198    121,730 SH       DEFINED    2           121,730
RENT A CENTER INC             Com            76009N100   18,888    511,322 SH       SOLE                   459,022            52,300
ROYAL DUTCH SHELL PLC ADR     Com            780259206  368,729  5,658,822 SH       DEFINED    1         3,151,268         2,507,554
SKECHERS USA INC.- CL A       Com            830566105   18,811    889,386 SH       SOLE                   794,812            94,574
SK TELECOM ADR                Com            78440P108      324     18,107 SH       SOLE                       632            17,475
STAPLES INC                   Com            855030102  523,076 38,948,335 SH       DEFINED    1,2      22,874,660        16,073,675
STATE STREET CORP             Com            857477103  321,141  5,434,781 SH       DEFINED    1         3,120,031         2,314,750
STEEL EXCEL INC               Com            858122104    2,415     88,999 SH       SOLE                    76,697            12,302
SYNOVUS FINANCIAL CORP        Com            87161C105   19,936  7,197,239 SH       DEFINED    2         6,752,039           445,200
TAIWAN SEMICONDUCTOR - SP ADR Com            874039100      733     42,629 SH       SOLE                     1,479            41,150
TCF FINANCIAL CORP            Com            872275102   34,074  2,277,662 SH       SOLE                 2,036,262           241,400
TE CONNECTIVITY LTD.          Com            H84989104  456,636 10,890,447 SH       DEFINED    1,2       6,499,737         4,390,710
THE HARTFORD FINANCIAL        Com            416515104   23,211    899,648 SH       SOLE                    70,248           829,400
SERVICES GROUP INC
THOR INDUSTRIES INC.          Com            885160101    6,190    168,243 SH       SOLE                   152,918            15,325
TORCHMARK CORP                Com            891027104   27,367    457,649 SH       DEFINED    2           121,899           335,750
TUTOR PERINI CORP             Com            901109108   26,679  1,382,331 SH       SOLE                 1,236,706           145,625
UBS AG                        Com            H89231338  226,139 14,693,903 SH       DEFINED    1         7,812,951         6,880,952
UNITED STATIONERS INC         Com            913004107   31,458    813,918 SH       SOLE                   732,343            81,575
URS CORP                      Com            903236107   41,462    874,550 SH       DEFINED    2           414,379           460,171
VALASSIS COMMUNICATIONS INC   Com            918866104   50,350  1,685,651 SH       SOLE                 1,524,951           160,700
VALIDUS HOLDINGS LTD          Com            G9319H102    5,777    154,586 SH       DEFINED    2           154,586
VCA ANTECH INC                Com            918194101   37,787  1,608,638 SH       SOLE                 1,444,063           164,575
WAL-MART STORES               Com            931142103      613      8,193 SH       SOLE                     8,193
WEBSTER FINANCIAL CORP.       Com            947890109   28,360  1,169,008 SH       SOLE                 1,059,083           109,925

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED    NONE
----------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----------
WELLS FARGO CO                Com            949746101  113,432  3,066,551 SH       SOLE                 1,339,726         1,726,825
WILLIS GROUP HOLDINGS LTD     Com            G96666105  172,345  4,364,266 SH       DEFINED    1,2       2,096,591         2,267,675
WSFS FINANCIAL CORP           Com            929328102   16,920    347,862 SH       SOLE                   313,887            33,975